DISCONTINUED OPERATIONS - DISPOSALS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
7.	DISCONTINUED OPERATIONS - DISPOSALS OF SUBSIDIARIES

(a)	Disposal of subsidiaries to Cogobuy

Pursuant to the terms of the Cogobuy Agreement dated November 14, 2012, guarantees to banking institutions among the Company’s remaining subsidiaries after the disposal on November 15, 2012 and the borrowing entities within the First Disposal Group will be maintained for a transitional period up to December 31, 2014. The Group charges a guarantee fee of USD250 as determined with reference to the guarantee fee chargeable by banks, to Cogobuy each quarter. The Group will also provide support and administrative services, including logistics, warehousing, accounting service, customer service, human resource service and IT services, to the First Disposal Group. Service fees will be charged at pre-determined rates over usage and revenue generated by the First Disposal Group as stipulated in the Services Agreement. For the year ended December 31, 2013 and 2012, the Group has charged to Cogobuy guarantee fees amounting to RMB6,130 (USD1,000) and RMB779, respectively, and service fees amounting to RMB11,431 (USD1,888) and RMB976, respectively. As of December 31, 2013 and 2012, the Group does not believe it is probable that a claim will be made against the Group under the guarantee. Thus, no liabilities have been accrued for a loss related to the Group’s obligation under these guarantee arrangements.

The Cogobuy Agreement also contains a non-competition clause, pursuant to which the Company and Cogobuy agreed not to compete with each other’s business for a period of two years from closing. Additionally, the Company and Cogobuy agreed to make reasonable efforts to maintain the operations of Cogobuy and its acquired subsidiaries in the ordinary course consistent with past practices and to preserve its relationships with its major customers, suppliers and others having business dealings with the acquired subsidiaries.

Effects of disposal on the financial position of the Company

The following table summarizes the amounts of assets and liabilities of the First Disposal Group on November 15, 2012:

Net assets disposed of:	RMB
Cash	443,765
Accounts receivables, net	159,848
Bills receivable	38,483
Amount due from the Group	61,472
Inventories	157,033
Prepaid expenses and other receivables	36,198
Property and equipment, net	7,751
Land use rights, net	19,015
Other assets	321
Accounts payables	(71,426)
Bank borrowings	(369,112)
Income taxes payables	(1,189)
Accrued expenses and other liabilities	(3,790)
Total	478,369

Satisfied by:
Cash consideration	(486,502)
Exchange reserve realized upon disposal	5,638
Transaction cost	1,937
Gain on disposal of subsidiaries	558

(b)	Disposal of subsidiaries to Brilliant

Pursuant to the terms of the Brilliant Agreement dated November 20, 2013, guarantees to banking institutions among the Company’s remaining subsidiaries after the disposal on November 20, 2013 and the borrowing entities within the Second Disposal Group will be maintained for a transitional period up to December 31, 2014. The Group charges a guarantee fee of USD750, as determined with reference to the guarantee fee chargeable by banks, to Brilliant each quarter. The Group will also provide support and administrative services, including logistics, warehousing, accounting service, customer service, human resource service and IT services, to the Second Disposal Group. Service fees will be charged at pre-determined rates over usage and revenue generated by the Second Disposal Group as stipulated in the Services Agreement. For the year ended December 31, 2013, the Group has charged guarantee fees to Brilliant amounting to RMB2,119 (USD350). As of December 31, 2013, the Group does not believe it is probable that a claim will be made against the Group under the guarantee. Thus, no liabilities have been accrued for a loss related to the Group’s obligation under these guarantee arrangements.

Effects of disposal on the financial position of the Company

The following table summarizes the amounts of assets and liabilities of the Second Disposal Group on November 20, 2013:

Net assets disposed of:	RMB
Cash	336,322
Pledged deposits	234,644
Accounts receivables, net	685,367
Bills receivable	27,816
Amount due from Cogobuy and its subsidiaries	148,573
Inventories	341,549
Prepaid expenses and other receivables	33,708
Property and equipment, net	2,704
Intangible assets, net	44,010
Accounts payables	(214,653)
Bank borrowings	(684,379)
Income taxes payables	(2,520)
Amount due to the Group	(372,019)
Accrued expenses and other liabilities	(3,868)
Less: Non controlling interests	(61,310)
Total	515,944
Satisfied by:
Cash consideration	(487,543)
Exchange reserve realized upon disposal	4,425
Transaction cost	705
Loss on disposal of subsidiaries	(33,531)

c)	Results of Discontinued operations

The results of the First Disposal Group and Second Disposal Group are reported as discontinued operations in the consolidated statements of comprehensive income / (loss) and are summarized below

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Net revenue	544,576	3,296,700	4,870,235	3,540,252
Results before income taxes	395	2,390	171,142	111,271
Income tax expense	831	5,031	(3,508)	(12,870)
Net income/(loss) from discontinued operations	(1,226)	(7,421)	167,634	98,401